INTERMEDIATE MUNICIPAL TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

July 29, 2015

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: INTERMEDIATE MUNICIPAL TRUST (the “Trust”)

Federated Intermediate Municipal Trust

Class Y Shares

Institutional Shares

1933 Act File No. 2-98237

1940 Act File No. 811-4314

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive form of Prospectus and Statement of Additional Information dated July 31, 2015, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 57 on July 28, 2015

If you have any questions regarding this certification, please contact me at (724) 720-8533.

Very truly yours,

/s/ Kary A. Moore

Kary A. Moore

Secretary